BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS - Basis of consolidation (Details)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Evimiz
Subsidiaries included in the scope of consolidation
Ownership interest in subsidiary			100.00%
Altinci Cadde
Subsidiaries included in the scope of consolidation
Ownership interest in subsidiary			100.00%
D-Odeme
Subsidiaries included in the scope of consolidation
Ownership interest in subsidiary	100.00%	100.00%	100.00%
D-Fast
Subsidiaries included in the scope of consolidation
Ownership interest in subsidiary	100.00%	100.00%	100.00%
Hepsi Finansal
Subsidiaries included in the scope of consolidation
Ownership interest in subsidiary	100.00%	100.00%
Doruk Finansman
Subsidiaries included in the scope of consolidation
Ownership interest in subsidiary	100.00%